Inventory (narrative) (detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Inventory, LIFO Reserve, Effect on Income, Net	$ 3.9	$ 16.1	$ 6.9
Effect Of LIFO Earnings Per Share Basic	$ 0.4	$ 1.62	$ 0.64
Effect Of LIFO Earnings Per Share Diluted	$ 0.4	$ 1.6	$ 0.63